COMMITMENTS AND CONTINGENCIES - Narrative (Details)		1 Months Ended		12 Months Ended
	Aug. 31, 2018 plaintiff	Jul. 31, 2020 plaintiff	Aug. 31, 2018 USD ($) plaintiff	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 bank	Jun. 30, 2020 USD ($)
Loss Contingencies [Line Items]
Loss contingency accrual				$ 0
Tinder Optionholder Litigation
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff	6	6	10
Number of investment banks involved | bank						2
Number of plaintiffs who filed a discontinuance of claims | plaintiff	4
Number of plaintiffs who filed a notice of discontinuance of their claims without prejudice | plaintiff		4
Tinder Optionholder Litigation | Pending Litigation
Loss Contingencies [Line Items]
Damages sought			$ 2,000,000,000
Purchase Commitment - Three Year Cloud Computing
Loss Contingencies [Line Items]
Purchase obligations				$ 150,000,000.0
Term of commercial commitment (in years)				3 years
Payments of commercial commitments					$ 50,000,000.0
Prepaid asset				$ 9,800,000
Commercial commitments due in the next twelve months				10,000,000.0
Purchase Commitment - Three Year Cloud Computing | IAC
Loss Contingencies [Line Items]
Purchase obligations							$ 20,000,000.0
Payments of commercial commitments				10,000,000.0
Purchase Commitment - Three Year Cloud Computing | Match Group
Loss Contingencies [Line Items]
Purchase obligations							$ 80,000,000.0
Purchase obligations
Loss Contingencies [Line Items]
Purchase obligations				30,925,000
Commercial commitments due in the next twelve months				30,903,000
Commercial commitments due between Year One and Year Three				22,000
Purchase Commitments - Advertising
Loss Contingencies [Line Items]
Commercial commitments due in the next twelve months				$ 6,900,000
Expedia | Corporate Aircraft Purchase
Loss Contingencies [Line Items]
Proportion of total purchase price and refurbish costs paid in related party transaction (as a percent)				50.00%
Expedia | Corporate Aircraft Purchase | Purchase obligations
Loss Contingencies [Line Items]
Commercial commitments due in the next twelve months				$ 13,200,000